2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 5)	12 Months Ended
Dec. 31, 2017
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
IT equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
IT equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Fixed installations and accessories | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Fixed installations and accessories | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	6 years
Improvement in leased goods | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Improvement in leased goods | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	19 years
Other Property, plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other Property, plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Plantations | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Plantations | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years